Non-Controlling Interests (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Non-controlling interests	CAD 1,746	CAD 1,853
ITC
Noncontrolling Interest [Line Items]
Non-controlling interests	1,290	1,385
Waneta Partnership
Noncontrolling Interest [Line Items]
Non-controlling interests	322	330
Caribbean Utilities
Noncontrolling Interest [Line Items]
Non-controlling interests	118	122
Other
Noncontrolling Interest [Line Items]
Non-controlling interests	CAD 16	CAD 16